Rights of use of assets (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Rights of use of assets (Details)
Balance at the period beginning	$ 32,936	$ 24,594
Addition	2,611	13,306
Disposals	(84)	(6)
Transfer	0	246
Previsions	(76)	104
Depreciation charges	(1,757)	(7,457)
Currency translation adjustment	(4,009)	2,036
Right of use assets, deconsolidation	(25,853)	(63)
Valorization	489	176
Balance at period end	$ 4,257	$ 32,936